TAXATION	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [text block] [Abstract]
Disclosure of income tax [text block]

NOTE 13: TAXATION

(A) Analysis of tax expense for the year

	2017 £m	2016 £m	2015 £m
UK corporation tax:
Current tax on profit for the year	(1,346)	(1,010)	(485)
Adjustments in respect of prior years	126	156	(90)
	(1,220)	(854)	(575)
Foreign tax:
Current tax on profit for the year	(40)	(20)	(24)
Adjustments in respect of prior years	10	2	27
	(30)	(18)	3
Current tax expense	(1,250)	(872)	(572)

Deferred tax:
Current year	(430)	(758)	(212)
Adjustments in respect of prior years	(48)	(94)	96
Deferred tax expense	(478)	(852)	(116)
Tax expense	(1,728)	(1,724)	(688)

The income tax expense is made up as follows:

	2017 £m	2016 £m	2015 £m
Tax (expense) credit attributable to policyholders	(82)	(301)	3
Shareholder tax expense	(1,646)	(1,423)	(691)
Tax expense	(1,728)	(1,724)	(688)

(B) Factors affecting the tax expense for the year

The UK corporation tax rate for the year was 19.25 per cent (2016: 20 per cent; 2015: 20.25 per cent). An explanation of the relationship between tax expense and accounting profit is set out below:

	2017 £m	2016 £m	2015 £m
Profit before tax	5,625	3,888	1,644
UK corporation tax thereon	(1,083)	(778)	(333)
Impact of surcharge on banking profits	(452)	(266)	–
Non-deductible costs: conduct charges	(287)	(289)	(459)
Non-deductible costs: bank levy	(44)	(40)	(55)
Other non-deductible costs	(59)	(135)	(116)
Non-taxable income	72	75	162
Tax-exempt gains on disposals	128	19	67
Recognition of losses that arose in prior years	–	59	42
Remeasurement of deferred tax due to rate changes	(9)	(201)	(27)
Differences in overseas tax rates	(15)	10	(4)
Policyholder tax[1]	(66)	(241)	3
Adjustments in respect of prior years	88	64	33
Tax effect of share of results of joint ventures	(1)	(1)	(1)
Tax expense	(1,728)	(1,724)	(688)

1	In 2016 this included a £231 million write down of the deferred tax asset held within the life business, reflecting the Group’s utilisation estimate which has been restricted by the current economic environment.